INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Components of (loss)/income before income taxes

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cayman	6,633,761	(1,356,797)	(9,397,404)
Indonesia	(11,705)	(1,124,698)	(881,810)
Hong Kong S.A.R.	(3,820,485)	(7,773,553)	(6,700,069)
PRC, excluding Hong Kong S.A.R.	195,497,541	199,993,770	289,836,300
Total	198,299,112	189,738,722	272,857,017

Schedule of income tax expense

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	7,460,535	39,236,745	42,715,007
Deferred income tax expense (benefit)	753,806	(18,150,489)	4,321,601
Total	8,214,341	21,086,256	47,036,608

Schedule of reconciliation of statutory income tax rate and effective income tax rate

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Computed expected income tax expense	49,574,778	47,434,681	68,214,254
Non-PRC entities not subject to income tax	(700,393)	2,563,762	4,244,821
Research and development expenses bonus deduction	(10,181,598)	(18,508,967)	(20,645,909)
Non-deductible share-based compensation expenses	4,532,885	9,453,660	11,015,406
Other non-deductible expenses	32,602	446,051	723,768
Change in valuation allowance	(35,043,933)	(20,302,931)	(16,515,732)

Actual income tax expense	8,214,341	21,086,256	47,036,608

Schedule of deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	38,311,539	22,656,515
Accrued warranty	14,798,974	11,947,031
Accrued payroll and social insurance	2,690,649	986,755
Deferred revenue	6,333,023	12,131,023
Allowance for doubtful accounts	826,845	1,136,674
Write-downs for inventories	3,665,728	1,793,858
Less: Valuation allowance	(41,219,052)	(24,508,473)

Total deferred income tax assets, net	25,407,706	26,143,383

Deferred income tax liabilities
Short-term investments	341,864	859,258
Property, plant and equipment	11,581,945	15,369,169

Total deferred income tax liabilities	11,923,809	16,228,427

Net deferred income tax assets	14,593,376	11,907,344
Net deferred income tax liabilities	1,109,479	1,992,388

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	98,212,408	62,864,281	41,219,052
Reversals	(35,043,933)	(20,302,931)	(16,515,732)
Decrease relating to expiration of loss carry forwards	(304,194)	(1,342,298)	(194,847)

Balance at the end of the year	62,864,281	41,219,052	24,508,473